Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000219258 [Member] | Massachusetts School Building Authority RB Series C 500 081537 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000219258 [Member] | Vermont Economic Development Authority RB AMT 500 060152 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000219258 [Member] | Southeast Energy Authority A Cooperative District RB 500 010156 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000219258 [Member] | City of Philadelphia PA Water And Wastewater Revenue RB Series A 500 100142 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000219258 [Member] | New York Transportation Development Corp RB AMT 500 070146 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000219258 [Member] | City And County of Denver CO RB AMT 500 100132 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000219258 [Member] | California Municipal Finance Authority RB AMT 400 071529 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000219258 [Member] | California Infrastructure And Economic Development Bank RB AMT 950 010165 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000219258 [Member] | New York Transportation Development Corp RB AMT 525 080131 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000219258 [Member] | University of Vermont and State Agricultural College RB 500 100140 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000219258 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%	[1],[2]
C000219258 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[1],[2]
C000219258 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[1],[2]
C000219258 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1],[2]
C000219258 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1],[2]
C000219258 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1],[2]
C000219258 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000219258 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
C000225367 [Member] | Oklahoma Water Resources Board RB 500 040141 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000225367 [Member] | Indiana Finance Authority RB 500 100157 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000225367 [Member] | Commonwealth Financing Authority RB 500 060134 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000225367 [Member] | State of Washington GO 500 020141 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000225367 [Member] | Commonwealth Financing Authority RB 500 060135 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000225367 [Member] | New Jersey Educational Facilities Authority RB 500 070135 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000225367 [Member] | Black Belt Energy Gas District RB 525 020153 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000225367 [Member] | Central Plains Energy Project RB 500 050153 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000225367 [Member] | New Jersey Transportation Trust Fund Authority RB 500 061535 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000225367 [Member] | Chicago O Hare International Airport RB 500 010135 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000225367 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3],[4]
C000225367 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3],[4]
C000225367 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3],[4]
C000225367 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3],[4]
C000225367 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%	[3],[4]
C000225367 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[3],[4]
C000225367 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[3],[4]
C000238207 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	55.50%	[5]
C000238207 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%	[5]
C000238207 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000238207 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5],[6]
C000238207 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%	[5],[6]
C000238207 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%	[5],[6]
C000238207 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[5],[6]
C000238207 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6],[7]
C000238207 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5],[6]
C000239899 [Member] | OHA Credit Funding 3 Ltd 5 65 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[8]
C000239899 [Member] | AGL CLO 37 Ltd 5 57 04 22 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000239899 [Member] | Elmwood CLO 40 Ltd 5 52 03 22 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000239899 [Member] | ARES Loan Funding VIII Ltd 5 57 01 24 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000239899 [Member] | Sculptor CLO XXXV Ltd 5 56 04 27 38 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000239899 [Member] | OHA Credit Funding 2 Ltd 5 57 01 21 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | OHA Credit Funding 4 Ltd 5 62 01 22 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | Generate CLO 15 Ltd 5 90 07 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | ARES XXXIX CLO Ltd 5 75 07 18 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | OCP CLO Ltd 5 70 07 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000239899 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[8]
C000239899 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000239899 [Member] | Ten To15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	80.40%	[8]
C000242803 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[9],[10]
C000242803 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[9],[10]
C000242803 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[9],[10]
C000242803 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[9],[10]
C000242803 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[9],[10]
C000242803 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9],[10]
C000242803 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[9],[10]
C000242803 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[9],[10]
C000242803 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10],[11]
C000242803 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10],[11]
C000242803 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9],[10]
C000242803 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000242803 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000242803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[9]
C000242803 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[9]
C000242803 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[9]
C000242803 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[9]
C000242803 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	(4.10%)	[9],[12]
C000242803 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[9]
C000242803 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000242803 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[9]
C000242803 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[9]
C000242862 [Member] | City of Modesto California Water Revenue COP 1 80 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[13]
C000242862 [Member] | Metropolitan Water District of Southern California RB 1 54 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[13]
C000242862 [Member] | San Diego Public Facilities Financing Authority RB 2 37 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[13]
C000242862 [Member] | Anaheim Housing And Public Improvements Authority RB 2 60 08 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13]
C000242862 [Member] | Orange County Water District COP VRDN 2 35 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000242862 [Member] | California Community Choice Financing Authority RB 5 25 01 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000242862 [Member] | San Francisco City And County Airport Comm San Francisco International Airport RB 1 00 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[13]
C000242862 [Member] | Tender Option Bond Trust Receipts Certificates RB 2 32 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[13]
C000242862 [Member] | University of California RB 2 25 08 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
C000242862 [Member] | California Housing Finance Agency RB 1 00 08 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[13]
C000242862 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13],[14]
C000242862 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13],[14]
C000242862 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%	[13],[14]
C000242862 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%	[13],[14]
C000242862 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[13],[14]
C000246586 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[15]
C000246586 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[15]
C000246586 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15]
C000246586 [Member] | More Than20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%	[15]
C000246586 [Member] | Fifteen To20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[15]
C000246586 [Member] | Ten To15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[15]
C000246586 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[15],[16]
C000246586 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[15],[16]
C000246586 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[15],[16]
C000246586 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[15],[16]
C000246586 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[15],[16]
C000246586 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[15],[16]
C000246586 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.20%	[15],[16]
C000246586 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[15],[16]
C000246586 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[15],[16]
C000246586 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15],[16]
C000255648 [Member] | OHA Credit Partners XIV Ltd 7 18 07 21 37 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[17]
C000255648 [Member] | GoldenTree Loan Management U S CLO 10 Ltd 7 43 10 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[17]
C000255648 [Member] | Apidos CLO L 7 13 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[17]
C000255648 [Member] | Birch Grove CLO 11 Ltd 7 43 01 22 38 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[17]
C000255648 [Member] | Barings CLO Ltd 8 82 10 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[17]
C000255648 [Member] | Madison Park Funding XXXVII Ltd 8 07 04 15 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17]
C000255648 [Member] | Elmwood CLO V Ltd 8 58 10 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17]
C000255648 [Member] | Whitebox CLO I Ltd 8 57 07 24 36 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17]
C000255648 [Member] | Palmer Square CLO Ltd 6 97 01 15 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17]
C000255648 [Member] | Ballyrock CLO 28 Ltd 7 13 01 20 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17]
C000255648 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[17]
C000255648 [Member] | Ten To15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	95.30%	[17]

[1]	Excludes money market funds.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Excludes money market funds.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Rounds to less than 0.1%.
[8]	Excludes money market funds.
[9]	Excludes money market funds.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Rounds to less than 0.1%.
[12]	Ten largest investment types are presented. Additional asset types are found in Other.
[13]	Excludes money market funds.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	Excludes money market funds.
[16]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[17]	Excludes money market funds.